Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

19.           Related Party Transactions

ConGlobal Industries, Inc. is a minority stockholder of the Company and provides containers and labor on domestic projects.  The Company recognized Cost of Goods Sold of $1,341,822 and $845,692, for services ConGlobal Industries, Inc. rendered during the years ended December 31, 2011 and 2010, respectively. For the years ended December 31, 2011 and 2010, $12,628 and $36,622, respectively, of such expenses are included in related party accounts payable and accrued expenses in the accompanying consolidated balance sheets.

The Lawrence Group is a minority stockholder of the Company and is a building design, development and project delivery firm. The Company recognized pre-project expenses of $5,483 for consulting services The Lawrence Group rendered during the year ended December 31, 2010. For the years ended December 31, 2011 and 2010, $67,782 and $103,782, respectively, of such expenses are included in related party accounts payable and accrued expenses in the accompanying consolidated balance sheets.

The Company has accrued certain reimbursable expenses of owners of the Company. Such expenses amounted to $6,474 and $47,363 for the years ended December 31, 2011 and 2010, respectively, and are included in related party accounts payable and accrued expenses in the accompanying consolidated balance sheets.